Consolidated Statemenets of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash Flows from Operating Activities:
Net income	$ 83,257	$ 96,120	$ 89,734
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	37,394	32,250	23,637
Amortization and write-off of deferred finance charges	1,252	1,226	653
Unrealized loss/(gain) on derivatives	(6,329)	(2,798)	263
Share based compensation	120	120	120
Change in:
Accounts receivable	675	303	(4,265)
Due from Manager	0	24	(24)
Inventories	(6,700)	(3,247)	(1,236)
Accrued revenue	646	(646)	0
Prepaid expenses and other current assets	12	(575)	(452)
Due to Manager	234	73	(449)
Trade accounts payable	950	1,878	(287)
Accrued liabilities	(2,595)	(255)	547
Unearned revenue	(8,322)	(19,408)	(1,052)
Net Cash Provided by Operating Activities	100,594	105,065	107,189
Cash Flows from Investing Activities:
Vessel acquisitions including advances for vessels under construction	(118,894)	(136,845)	(160,969)
Increase in restricted cash	(6,250)	(23,300)	0
Restricted cash released	24,800	2,000	0
Maturity of bank time deposits	0	0	35,080
Net Cash Used in Investing Activities	(100,344)	(158,145)	(125,889)
Cash Flows from Financing Activities:
Proceeds from long-term debt	16,000	312,630	84,000
Principal payments of long-term debt	(123,372)	(181,254)	(94,453)
Dividends paid	(17,742)	(37,463)	(41,782)
Payment of deferred financing costs	(132)	(1,467)	(5,916)
Proceeds on issuance of common stock (net)	48,078	35,237	39,637
Proceeds on issuance of preferred stock(net)	38,865	0	0
Net Cash (Used in)/Provided by Financing Activities	(38,303)	127,683	(18,514)
Net (decrease)/increase in cash and cash equivalents	(38,053)	74,603	(37,214)
Cash and cash equivalents at beginning of year	102,724	28,121	65,335
Cash and cash equivalents at end of year	64,671	102,724	28,121
Supplemental cash flow information:
Cash paid for interest (excluding capitalized interest):	9,263	8,534	5,050
Non cash Investing and Financing activities(represent advances and capitalized interest for newbuild Hull J0131 for 2012 and other minor non cash items for 2013)	$ 194	$ 32,412	$ 0